Balance Sheet Components - Schedule of Prepaid Expenses And Other Current Assets (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
Software subscriptions		$ 287	$ 160
Prepaid rent		100
Deposits for inventory purchases		71
Prepaid insurance		34	38
Security deposits		22	17
Other prepaid expenses		86	139
Total prepaid expenses and other current assets	$ 1,375	693	354
Prepaid rent and other expense	623	313
Software Member
Schedule Of Balance Sheet Components [Line Items]
Software	476	287
Other Assets [Member]
Schedule Of Balance Sheet Components [Line Items]
Software	$ 276	93
Previously Reported
Schedule Of Balance Sheet Components [Line Items]
Total prepaid expenses and other current assets		600	$ 354
Restatement
Schedule Of Balance Sheet Components [Line Items]
Total prepaid expenses and other current assets		$ 693